Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

Note 4. Revenue

Disaggregation of Revenue

The following table summarizes our revenue by category (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Subscription revenue:
Multi-year subscription term-based licenses	$2,386	$1,299	$7,573	$4,503
1-year subscription term-based licenses	2,656	953	6,205	3,012
Total subscription term-based licenses	5,042	2,252	13,778	7,515
Subscription SaaS	3,286	2,217	8,012	6,923
Support and maintenance	1,099	797	3,110	2,415
Total subscription revenue	9,427	5,266	24,900	16,853
Perpetual licenses	347	54	1,719	1,374
Services and other	1,699	1,453	4,810	5,290
Total	$11,473	$6,773	$31,429	$23,517

The following table summarizes revenue by main geography in which we operate, including in the United States and Canada (“US&C”), Latin America (“LATAM”), Europe, the Middle East and Africa (“EMEA”), and Asia Pacific (“APAC”), based on the billing address of customers who have contracted with us (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
US&C	$5,089	$3,536	$15,643	$12,507
LATAM	4,481	2,161	11,800	8,065
EMEA	671	743	1,941	1,902
APAC	1,232	333	2,045	1,043
Total	$11,473	$6,773	$31,429	$23,517

Significant Customers

No single customer accounted for 10% or more of the total revenue in the periods presented.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. We record an unbilled receivable when revenue is recognized prior to invoicing, or deferred revenue when revenue is recognized after invoicing. For multi-year agreements, we generally invoice customers annually at the beginning of each annual coverage period. We record a receivable related to revenue recognized for multi-year on-premises licenses as we generally have an unconditional right to invoice and receive payment in the future related to those licenses.

Contract liabilities consist of deferred revenue and include payments received in advance of performance under a customer contract. Such amounts are recognized as revenue over the contractual period. During the three and nine months ended September 30, 2021, we recognized revenue of $2.5 million and $5.4 million, respectively, that was included in the corresponding contract liability balance at the beginning of the related period. During the three and nine months ended September 30, 2020, we recognized revenue of $2.0 million and $3.9 million, respectively, that was included in the corresponding contract liability balance at the beginning of the related period.

We receive payments from customers based upon contractual billing schedules and accounts receivable are recorded when the right to consideration becomes unconditional. Payment terms on invoiced amounts are typically 30 to 45 days. Contract assets include amounts related to our contractual right to consideration for both completed and partially completed performance obligations that may not have been invoiced. Unbilled receivables were $9.6 million and $7.9 million as of September 30, 2021 and December 31, 2020, respectively.

In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to provide customers with simplified and predictable ways of purchasing our products and services, not to provide customers with financing. Examples include invoicing at the beginning of a subscription term for SaaS services with revenue recognized ratably over the contract period, and multi-year on-premises licenses that are invoiced annually with license revenue recognized upfront and support and maintenance recognized ratably over the contract period.

Remaining Performance Obligations

The typical contractual term for term-based licenses and support and maintenance is one to three years. Most of our contracts are non-cancelable. However, customers typically have the right to terminate their contracts for cause if we fail to perform and cure within the applicable cure period. As of September 30, 2021, the aggregate amount of the transaction price allocated to remaining performance obligations was $32.8 million. We expect to recognize 34% of the transaction price over the next 12 months, with the remainder recognized thereafter. As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $26.5 million. We expect to recognize 50% of the transaction price over the next 12 months, with the remainder recognized thereafter.

Costs to Obtain and Fulfill a Contract

The following table summarizes the activity of the deferred contract acquisition costs (in thousands):

	Nine Months Ended September 30, 2021	Year Ended December 31, 2020
Beginning balance	$8,856	$5,607
Capitalization of contract acquisition costs	4,503	4,927
Amortization of deferred contract acquisition costs	(2,136)	(1,790)
Impacts of foreign currency translation	191	112
Ending balance	$11,414	$8,856
Deferred contract acquisition costs, current	$3,241	$3,065
Deferred contract acquisition costs, noncurrent	$8,173	$5,791

We periodically review the carrying amount of deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred costs. We did not recognize any impairment losses of deferred contract acquisition costs during the nine months ended September 30, 2021 or the year ended December 31, 2020.

Sales commissions accrued but not paid as of September 30, 2021 and December 31, 2020 totaled $1.7 million at each date, which are included within accrued expenses in the condensed consolidated balance sheets.

Our fulfillment costs are generally not significant.

Note 4. Revenue

Disaggregation of Revenue

The following table summarizes our revenue by category (in thousands):

	2020	2019
Subscription revenue:
Multi-year subscription term-based licenses	$6,636	$3,886
1-year subscription term-based licenses	4,984	3,217
Total subscription term-based licenses	11,620	7,103
Subscription SaaS	9,173	8,916
Support and maintenance	3,352	2,796
Total subscription revenue	24,145	18,815
Perpetual licenses	2,770	2,946
Services and other	6,814	8,631
Total	$33,729	$30,392

The following table summarizes revenue by main geography in which we operate based on the billing address of customers who have contracted with us (in thousands):

	2020	2019
US&C	$17,385	$15,875
LATAM	11,768	11,198
EMEA	2,857	2,242
APAC	1,719	1,077
Total	$33,729	$30,392

Significant Customers

No single customer accounted for 10% or more of the total revenue in the periods presented.

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. We record an unbilled receivable when revenue is recognized prior to invoicing, or deferred revenue when revenue is recognized after invoicing. For multi-year agreements, we generally invoice customers annually at the beginning of each annual coverage period. We record a receivable related to revenue recognized for multi-year on-premises licenses as we generally have an unconditional right to invoice and receive payment in the future related to those licenses.

Contract liabilities consist of deferred revenue and include payments received in advance of performance under a customer contract. Such amounts are recognized as revenue over the contractual period. In 2020 and 2019, we recognized revenue of $4.1 million and $4.5 million, respectively, that was included in the corresponding contract liability balance at the beginning of the related year.

We receive payments from customers based upon contractual billing schedules and accounts receivable are recorded when the right to consideration becomes unconditional. Payment terms on invoiced amounts are typically 30 days to 45 days. Contract assets include amounts related to our contractual right to consideration for both completed and partially completed performance obligations that may not have been invoiced. Unbilled receivables were $7.9 million as of each of December 31, 2020 and 2019.

In instances where the timing of revenue recognition differs from the timing of invoicing, we have determined our contracts generally do not include a significant financing component. The primary purpose of our invoicing terms is to provide customers with simplified and predictable ways of purchasing our products and services, not to provide customers with financing. Examples include invoicing at the beginning of a subscription term for SaaS services with revenue recognized ratably over the contract period, and multi-year on-premises licenses that are invoiced annually with license revenue recognized upfront and support and maintenance recognized ratably over the contract period.

Remaining Performance Obligations

The typical contractual term for term-based licenses and support and maintenance is one to three years. Most of our contracts are non-cancelable. However, customers typically have the right to terminate their contracts for cause if we fail to perform and cure within the applicable cure period. As of December 31, 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was $26.5 million. We expect to recognize 50% of the transaction price over the next 12 months, with the remainder recognized thereafter.

Costs to Obtain and Fulfill a Contract

The following table summarizes the activity of the deferred contract acquisition costs (in thousands):

	2020	2019
Beginning balance	$5,607	$3,556
Capitalization of contract acquisition costs	4,927	2,970
Amortization of deferred contract acquisition costs	(1,790)	(1,106)
Impacts of foreign currency translation	112	187
Ending balance	$8,856	$5,607

Deferred contract acquisition costs, current	$3,065	$2,394
Deferred contract acquisition costs, noncurrent	$5,791	$3,213

We periodically review the carrying amount of deferred contract acquisition costs to determine whether events or changes in circumstances have occurred that could impact the period of benefit of these deferred costs. We did not recognize any impairment loses of deferred contract acquisition costs during 2020 and 2019.

Sales commissions accrued but not paid as of December 31, 2020 and 2019 totaled $1.7 million at each date, which are included within accrued expenses in the consolidated balance sheets.

Our fulfillment costs are generally not significant.